Intangible Assets - Disclosure of Detailed Information about Intangible Assets (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ 28,293	$ 37,864	$ 13,012
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill		2,320
Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	6,091	5,607
Goodwill [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(6,091)	(3,287)
Patents, Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	21,662	25,075
Patents, Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	25,151	25,993
Patents, Licences [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(3,489)	(918)
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	6,631	10,205	12,463
Brands [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	12,032	14,769
Brands [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(5,401)	(4,563)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill		263	$ 348
Software [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	15,548	15,718
Software [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ (15,548)	$ (15,455)